PPP LOAN PAYABLE (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
PPP LOAN PAYABLE
PPP loan payable	$ 7,583	$ 0
PPP loan paayable description	The loan matures 24 months from inception, bears interest at 1% and had a balance of $7,583 as of June 30, 2020